Exhibit 99.3

Exception Grades
Run Date - 4/13/2026 11:26:37 AM
SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
225084623		3158623686		35807937			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2026-03-11): appraisal receipt received Buyer Comment (2026-03-11): See appraisal receipt.	03/11/2026			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225084623		3158623686		35807938			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2026-03-11): appraisal receipt received Buyer Comment (2026-03-11): See Appraisal receipt	03/11/2026			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225084623	3158623686	35807940	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. A Post-Close CD was issued with changes to the escrow information on page 2; however, a revised Initial Escrow Account Disclosure was not issued.	Reviewer Comment (2026-03-11): updated IEADS received Buyer Comment (2026-03-11): Please see attached IEADS.	03/11/2026	1	B	A	B	A	B	A	B	A	B	A	CA	Primary	Refinance - Rate/Term	If the IEAD is correct and the CD/HUD is incorrect, we require a corrected PCCD/HUD with LOE to borrower to cure. Signature is not required.
																																				If the CD/HUD is correct and the IEAD is incorrect, we require LOE and corrected IEAD to cure. Signature is not required.	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225084623		3158623686		35807941			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	The Title - Endorsement fee changed to $[Redacted] on the CD dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2026-03-11): PCCD sent prior to TPR review shows the fee was removed Buyer Comment (2026-03-11): See PCCD Buyer Comment (2026-03-11): See IEADS Buyer Comment (2026-03-11): Please see PCCD	03/11/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225084726		3158623899		35808854			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	The file is missing a copy of E-sign consent agreement.				Reviewer Comment (2026-02-18): evidence of econsent form received Buyer Comment (2026-02-17): E Consent received electronically	02/18/2026			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225084726	3158623899	35808870	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).	Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate	Reviewer Comment (2026-02-24): PCCD, LOX, refund check, and proof of mailing received

Buyer Comment (2026-02-24): Please see PCCD & Refund sent to the customer.

Reviewer Comment (2026-02-22): CHD Ticket 52737 Mail away/shipping fee:
Can be excluded from prepaid finance charge calculation with LOE from lender confirming Mail away/shipping charge is associated with employee relocation as supported by corporate relocation document provided and lender does not require the particular service, does not require the imposition of the charge, and does not retain a portion of the third-party charge
Title Admin Fee
Email from provider enumerates services that include excludable 4(c)(7) charges (doc prep) as well as charges that would be considered prepaid finance charges (administration/coordination type fees, closing, storage and technology fees). Portions of the fee allocated for 4c7 purposes can be excluded with an itemization/breakdown, otherwise, entire fee is treated as a finance charge.

Buyer Comment (2026-02-20): Do not Concur. See attached LOX from title regarding the Title-Admin fee $[Redacted] should not be included as a prepaid fee

Reviewer Comment (2026-02-20): [Redacted] received additional information on lender finance charge calculation and fees.  Information states the $[Redacted] Title-Mail away/Shipping fee was the required fee for mail-away & Saturday delivery. Information also states borrower relocation transaction. [Redacted] has broken out the Title-e-recording fee as $[Redacted] and is still a finance charge & the Title-Recording Fee $[Redacted] and still a finance charge.  The information provided however, does not clarify the services and purpose provided of the Title-Mail away/Shipping fee and as this fee is in Section B (Services required by lender) which typically relates to lender related fees and not optional borrower chosen fees.  Courier/Messenger fees are typically a finance charge and related to the extension of credit.  We are unable to determine if these would not be based on the provided documents.  Please note that the total underdisclosure is $[Redacted] and if this fee is determined not to be a finance charge, there would still be underdisclosure over tolerance.  This appears to possibly be the $[Redacted] Title-Admin Fee that lender may not have included.  File does not reflect a compliance report or breakdown of all lender finance charge calculations in order for [Redacted] to confirm/determine the discrepancies.  Lender can provide a lender attestation specifically addressing the services/purposse of the fee(s) in question for further review if a finance charge. Cure would include a corrected CD, LOE to borrower, copy of cure refund of $[Redacted] and proof of mailing otherwise.  The breakdown of fees by [Redacted] are: Flood Cert $5, Discount $[Redacted], Prepaid Int $[Redacted], Processing fee $[Redacted], Tax service $[Redacted], Title-Courier $[Redacted] (broken out as $[Redacted] on title-mail away/shipping & $[Redacted] title-shipping & Handling), Title-eRecording fee $[Redacted], Title-Recording Fee $[Redacted], Title-Admin Fee $[Redacted] & Financial Verif Fee $[Redacted].

Buyer Comment (2026-02-19): Please advise, [Redacted] has included the Recording Fee for $[Redacted], the Shipping & Handling Fee for $[Redacted], and the ERecording Fee for $[Redacted] as pre-paid fees for the finance charge calculation, the $[Redacted] Mail Away / Shipping fee was broken down on the final title fee sheet as two separate fees of $[Redacted] and $[Redacted].  This is a corporate relocation loan with the customer's company paying a significant portion of the closing fees and customer moving which requires additional mailing fees.  Please see additional system snips showing that [Redacted] included fees as pre-paid, Final Title Fee sheet, Corp Relocation doc, and e-mail from title and advise.

Reviewer Comment (2026-02-18): Title - Courier Fee includes Title - Shipping and Handling - $[Redacted] and Title - Mail Away/Shipping - $[Redacted].  Title - Recording services Fee includes Title - eRecording Fee - $[Redacted] and Title - Recording Fee - $[Redacted].

Buyer Comment (2026-02-17): Please clarify what fees AMC is lumping together for the Title-courier fees $[Redacted] and the Title-recording services $[Redacted] to do further research
																			02/24/2026		2	C	B	C	B	C	B	C	B	C	B		NC	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225084726	3158623899	35808871	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold	Reviewer Comment (2026-02-24): PCCD, LOX, refund check and proof of mailing received

Buyer Comment (2026-02-24): Please see PCCD & Refund sent to the customer.

Reviewer Comment (2026-02-22): CHD Ticket 52737 Mail away/shipping fee:
Can be excluded from prepaid finance charge calculation with LOE from lender confirming Mail away/shipping charge is associated with employee relocation as supported by corporate relocation document provided and lender does not require the particular service, does not require the imposition of the charge, and does not retain a portion of the third-party charge
Title Admin Fee
Email from provider enumerates services that include excludable 4(c)(7) charges (doc prep) as well as charges that would be considered prepaid finance charges (administration/coordination type fees, closing, storage and technology fees). Portions of the fee allocated for 4c7 purposes can be excluded with an itemization/breakdown, otherwise, entire fee is treated as a finance charge.

Buyer Comment (2026-02-20): Do not Concur. See attached LOX from title regarding the Title-Admin fee $[Redacted] should not be included as a prepaid fee

Reviewer Comment (2026-02-20): [Redacted] received additional information on lender finance charge calculation and fees.  Information states the $[Redacted] Title-Mail away/Shipping fee was the required fee for mail-away & Saturday delivery. Information also states borrower relocation transaction. [Redacted] has broken out the Title-e-recording fee as $[Redacted] and is still a finance charge & the Title-Recording Fee $[Redacted] and still a finance charge.  The information provided however, does not clarify the services and purpose provided of the Title-Mail away/Shipping fee and as this fee is in Section B (Services required by lender) which typically relates to lender related fees and not optional borrower chosen fees.  Courier/Messenger fees are typically a finance charge and related to the extension of credit.  We are unable to determine if these would not be based on the provided documents.  Please note that the total underdisclosure is $[Redacted] and if this fee is determined not to be a finance charge, there would still be underdisclosure over tolerance.  This appears to possibly be the $[Redacted] Title-Admin Fee that lender may not have included.  File does not reflect a compliance report or breakdown of all lender finance charge calculations in order for [Redacted] to confirm/determine the discrepancies.  Lender can provide a lender attestation specifically addressing the services/purposse of the fee(s) in question for further review if a finance charge. Cure would include a corrected CD, LOE to borrower, copy of cure refund of $[Redacted] and proof of mailing otherwise.  The breakdown of fees by [Redacted] are: Flood Cert $5, Discount $[Redacted], Prepaid Int $[Redacted], Processing fee $[Redacted], Tax service $[Redacted], Title-Courier $[Redacted] (broken out as $[Redacted] on title-mail away/shipping & $[Redacted] title-shipping & Handling), Title-eRecording fee $[Redacted], Title-Recording Fee $[Redacted], Title-Admin Fee $[Redacted] & Financial Verif Fee $[Redacted].

Buyer Comment (2026-02-19): Please advise, [Redacted] has included the Recording Fee for $[Redacted], the Shipping & Handling Fee for $[Redacted], and the ERecording Fee for $[Redacted] as pre-paid fees for the finance charge calculation, the $[Redacted] Mail Away / Shipping fee was broken down on the final title fee sheet as two separate fees of $[Redacted] and $[Redacted].  This is a corporate relocation loan with the customer's company paying a significant portion of the closing fees and customer moving which requires additional mailing fees.  Please see additional system snips showing that [Redacted] included fees as pre-paid, Final Title Fee sheet, Corp Relocation doc, and e-mail from title and advise.

Reviewer Comment (2026-02-18): Title - Courier Fee includes Title - Shipping and Handling - $[Redacted] and Title - Mail Away/Shipping - $[Redacted].  Title - Recording services Fee includes Title - eRecording Fee - $[Redacted] and Title - Recording Fee - $[Redacted].

Buyer Comment (2026-02-17): Please clarify what fees AMC is lumping together for the Title-courier fees $[Redacted] and the Title-recording services $[Redacted] to do further research
																			02/24/2026		2	C	B	C	B	C	B	C	B	C	B		NC	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225084743		3158623943		35814294			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	-	Appraisal was made subject to and 442 is not in images.				Reviewer Comment (2026-02-18): escrow holdback form received Buyer Comment (2026-02-18): The completion of the basement is in escrow holdback	02/18/2026			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase		D	B	A	A	D	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225084743		3158623943		35814334			Compliance	Compliance	Federal Compliance	Compliance	Closing Disclosure Estimated Values	Final Closing Disclosure used for fees provided on [Redacted] contains estimated values that may not represent final terms or closing costs to the borrower. Estimated Closing Disclosure used for any applicable Federal, State or Local compliance testing. If documented evidence is provided that estimate was for repair/construction costs or tax/insurance escrows ONLY (no holdback service fees or other estimated fees), then Estimated Closing Disclosure exception may be cleared.	Final Closing Disclosure used for fees provided on [Redacted] contains estimated values that may not represent final terms or closing costs to the borrower. If documented evidence is provided that estimate was for repair/construction costs or tax/insurance escrows ONLY (no holdback service fees or other estimated fees), then Estimated Closing Disclosure exception may be cleared.				Reviewer Comment (2026-02-18): The completion of the basement is in escrow holdback documentation is acceptable to resolve this issue. Buyer Comment (2026-02-18): Do not Concur. There was a revised CD due to Revised escrow holdback. Customer was aware and signed even though no signature was required. No cure due back. No tolerance fees increased either.	02/18/2026			1	D	A	D	A	D	A	D	A	D	A		GA	Primary	Purchase		D	B	A	A	D	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225084743	3158623943	35814335	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated total of payments of $[Redacted] which exceeds the $[Redacted] threshold.	Issue appears to have been corrected on the Post-closing CD in file; however, for a full cure the following additional items are needed: 1) LOX to the borrowers, 2) proof of delivery, and 3) copy of the refund check for the underdisclosed amount.	Reviewer Comment (2026-02-26): PCCD, LOX, refund check, and proof of mailing received

Buyer Comment (2026-02-25): Please see PCCD and Refund sent to the customer

Reviewer Comment (2026-02-23): [Redacted] received rebuttal on Title-Doc Prep Escrow/Agreement for $[Redacted].  However, the issue is not that this is a finance charge, the exception relates to the TOP calculation which was underdisclosed on the Final CD provided to borrower.  Please note Final CD is issued on [Redacted], Doc ID 0818, which does not reflect the fee in question on page 2 or within the Section D totals, amount of $[Redacted].  TOP was disclosed as $[Redacted].  Consummation date [Redacted] based on Notary date.  Post Close CD's were provided that added the $[Redacted] Title-Doc Prep Escrow Agreement issued [Redacted] fee in Section C, which then increased the Section D total to $[Redacted].  TOP was then redisclosed post close at $[Redacted].  Total of Payments (TOP) was underdisclosed by $[Redacted] on the final CD.  Cure is due to borrower for that underdisclosure with Corrected CD, LOE to borrower, copy of cure refund and proof of mailing.  Final settlement statement reflects the fee was charged borrower.

Buyer Comment (2026-02-23): Do not Concur. Please see attached LOX from title showing the title-Doc prep escrow agreement fee is not a prepaid fee, see calculations of TOP being in tolerance, and also signed Escrow agreement for postponed improvements.

Reviewer Comment (2026-02-20): The provided [Redacted] CD in trailing documents is incomplete.  Based on the documents provided in the loan file the [Redacted] PCCD shows a fee increase of $[Redacted] for document prep.  The TOP exception appears to be valid based on the loan file.  The closing statement (not signed, not stamped) shows the $[Redacted] fee as well.  No cure has been provided and there doesn't seem to be any cure provided, or any reason a cure would not be required. TOP is under disclosed in the amount of $[Redacted].

Buyer Comment (2026-02-20): Please see attached final fee sheet and appraisal subject to repairs

Reviewer Comment (2026-02-19): The Final CD disclosed Section D fees at $[Redacted].  [Redacted] PCCD had increase in the Section D fees to $[Redacted].  TOP was underdisclosed $[Redacted].  Calculated at $[Redacted] but disclosed on Final CD as $[Redacted].  At closing the final CD was underdiscliosed to borrower for the TOP calculation.  Cure would be due unless lender disclosed fees based on best available information provided to them by provider that borrower shopped for. 1026.19 and 1026.17 require the creditor to disclose actual terms and costs of the transaction based on the best information reasonably available.  The "reasonably available" standard requires that the creditor to act in good faith and exercise due diligence in obtaining the information.  Please request document relied upon by creditor as basis for fee amounts disclosed on the CD to establish that creditor exercised diligence in obtaining the information and amounts disclosed were based on best information reasonably available to creditor at time of disclosure to address exception. A lender attestation would also be required that charge due to an event occurring after disclosures were provided and was not known to the creditor at time of disclosure and that changes resulted from an after-closing event and that lender used due diligence and based final CD on figures most available.  Would need to provide proof of the document used for figures, such as estimated settlement statement.

Buyer Comment (2026-02-18): Do not Concur. There was a revised CD due to Revised escrow holdback. Customer was aware and signed even though no signature was required. No cure due back. No tolerance fees increased either.
																			02/26/2026		2	C	B	C	B	C	B	C	B	C	B		GA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	D	B	A	A	D	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes